Segment (Details Narrative)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) Segment
Restructuring Cost and Reserve [Line Items]
Number of Operating Segments | Segment	1
General and Administrative Expense | $	$ 51,450
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Number of Operating Segments | Segment			1
General and Administrative Expense | $		$ 167,031	$ 2,017,653